INCOME TAXES (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Valuation Allowance [Line Items]
Balance at the beginning of the year	$ 2,188	13,244	9,880	11,424
Addition of valuation allowance	580	3,509	5,663	5,171
Reduction of valuation allowance	(921)	(5,574)	(1,742)	(6,715)
Disposal of subsidiaries	(964)	(5,833)	(557)	0
Balance at the end of the year	$ 883	5,346	13,244	9,880